SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23.SEGMENTED INFORMATION

The Company identifies its operating segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, for the purpose of allocating resources and assessing performance. Each of the Company’s operating mines and significant projects are considered to be separate operating segments. Reportable operating segments represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions. Corporate and other assets and specific income and expense items are not allocated to reportable segments.

	Year Ended December 31, 2022
	Revenues from		Exploration and		Segment
	Mining	Production	Corporate	Impairment	Income
	Operations	Costs	Development	Loss	(Loss)
LaRonde mine	$553,931	$(213,393)	$—	$—	$340,538
LaRonde Zone 5 mine	129,569	(72,096)	—	—	57,473
Canadian Malartic Complex	575,938	(235,735)	(9,749)	—	330,454
Goldex mine	250,512	(103,830)	—	—	146,682
Meliadine mine	677,713	(318,141)	—	—	359,572
Meadowbank Complex	645,021	(442,681)	—	—	202,340
Kittila mine	407,669	(210,661)	—	—	197,008
Detour Lake mine	1,188,741	(489,703)	—	—	699,038
Macassa mine	327,028	(129,774)	—	—	197,254
Fosterville mine	645,371	(204,649)	—	—	440,722
Pinos Altos mine	199,830	(144,489)	—	—	55,341
Creston Mascota mine	4,476	(1,943)	—	—	2,533
La India mine	135,219	(76,226)	—	(55,000)	3,993
Exploration(i)	144	—	(261,368)	—	(261,224)
Segment totals	$5,741,162	$(2,643,321)	$(271,117)	$(55,000)	$2,771,724
Total segments income				—	$2,771,724
Corporate and other:			—	—
Amortization of property, plant and mine development			—	—	(1,094,691)
General and administrative			—		(220,861)
Finance costs			—		(82,935)
Loss on derivative financial instruments			—		(90,692)
Foreign currency translation gain			—		16,081
Care and maintenance			—		(41,895)
Other expenses			—		(141,308)
Income before income and mining taxes			—		$1,115,423

Note:

(i)Exploration includes the Hope Bay project.

	Year Ended December 31, 2021
	Restated (Note 3U)
	Revenues from		Exploration and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
LaRonde mine	$654,577	$(232,392)	$—	$422,185
LaRonde Zone 5 mine	121,236	(56,380)	—	64,856
Canadian Malartic Complex	645,607	(242,589)	(5,367)	397,651
Goldex mine	241,404	(96,181)	—	145,223
Meliadine mine	678,766	(250,822)	—	427,944
Meadowbank Complex	592,835	(408,863)	—	183,972
Hope Bay project	115,439	(83,118)	—	32,321
Kittila mine	414,656	(192,742)	—	221,914
Pinos Altos mine	259,446	(141,488)	—	117,958
Creston Mascota mine	27,784	(8,165)	—	19,619
La India mine	117,875	(60,381)	—	57,494
Exploration	—	—	(147,147)	(147,147)
Segment totals	$3,869,625	$(1,773,121)	$(152,514)	$1,943,990
Total segments income				$1,943,990
Corporate and other:
Amortization of property, plant and mine development				(738,129)
General and administrative				(142,003)
Finance costs				(92,042)
Loss on derivative financial instruments				(11,103)
Foreign currency translation loss				(5,672)
Other expenses				(22,318)
Income before income and mining taxes				$932,723

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,
	2022	2021
		Restated (Note 3U)
Canada	$4,348,597	$3,049,864
Australia	645,371	—
Mexico	339,525	405,105
Finland	407,669	414,656
Total revenues from mining operations	$5,741,162	$3,869,625

Note:

(i)	Presented based on the location of the mine from which the product originated.

The following table sets out total assets by segment:

	Total Assets as at
	December 31,	December 31,
	2022	2021
		Restated (Note 3U)
LaRonde mine	$987,821	$946,218
LaRonde Zone 5 mine	115,404	93,699
Canadian Malartic Complex	1,582,406	1,508,675
Goldex mine	339,390	315,266
Meliadine mine	2,323,873	2,299,564
Meadowbank Complex	1,387,335	1,195,060
Kittila mine	1,647,353	1,600,278
Detour Lake mine	9,120,416	—
Macassa mine	2,266,891	—
Fosterville mine	1,224,645	—
Pinos Altos mine	463,823	466,334
Creston Mascota mine	4,864	5,068
La India mine	150,967	233,376
Exploration	821,718	959,005
Corporate and other	1,057,902	593,547
Total assets	$23,494,808	$10,216,090

The following table sets out non-current assets by geographic area:

	As at December 31,	As at December 31,
	2022	2021
		Restated (Note 3U)
Canada	$18,068,878	$6,749,909
Australia	1,148,932	—
Mexico	600,954	671,691
Finland	1,469,917	1,458,838
Sweden	14,970	16,128
United States	11,098	17,136
Total non-current assets	$21,314,749	$8,913,702

The following table sets out the carrying amount of goodwill by segment for the years ended December 31, 2022 and December 31, 2021:

			Canadian
			Malartic
	Detour	Macassa	Complex	Exploration	Total
Cost:
Balance at December 31, 2021	$—	$—	$597,792	$60,000	$657,792
Acquisition (Note 5)	1,215,444	420,887	—	—	1,636,331
Balance at December 31, 2022	$1,215,444	$420,887	$597,792	$60,000	$2,294,123

Accumulated impairment:
Balance at December 31, 2021	—	—	(250,000)	—	(250,000)
Balance at December 31, 2022	$—	$—	$(250,000)	$—	$(250,000)

Carrying amount at December 31, 2021	$—	$—	$347,792	$60,000	$407,792
Carrying amount at December 31, 2022	$1,215,444	$420,887	$347,792	$60,000	$2,044,123

The following table sets out capital expenditures by segment:

	Year Ended December 31,
	2022	2021
		Restated (Note 3U)
LaRonde mine	$152,584	$138,784
LaRonde Zone 5 mine	22,893	16,953
Canadian Malartic Complex	195,413	130,544
Goldex mine	61,401	48,696
Meliadine mine	155,100	150,229
Meadowbank Complex	141,451	152,163
Kittila mine	106,369	123,152
Detour Lake mine	394,132	—
Macassa mine	122,473	—
Fosterville mine	94,712	—
Pinos Altos mine	53,270	49,422
La India mine	16,391	20,601
Exploration(i)	14,332	50,958
Corporate and other	7,716	15,496
Total capital expenditures	$1,538,237	$896,998
(i)	Exploration includes the Hope Bay project.